Business Combination	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
BUSINESS COMBINATION

4.      BUSINESS COMBINATION

As discussed in Note 1, Description of the Business, on July 19, 2022, the Business Combination was consummated. The following transactions occurred in connection with the Business Combination:

•        Redemption of 15,883,395 shares of B. Riley 150 public shares that occurred subsequent to B. Riley 150 stockholders exercising their right to redeem public shares for their pro rata share of the trust account;

•        10,000,000 shares of the Company’s common stock at a purchase price of $10.00 per share were sold and issued for an aggregate purchase price of $100.0 million pursuant to the subscription agreements entered in connection with the PIPE investment, including purchases made by the Company PIPE investor, sponsor related PIPE investors, and third-party investors, and inclusive of shares issued to the sponsor pursuant to the backstop commitment under the sponsor support agreement, representing the portion of the PIPE investment not purchased by third-party investors;

•        525,782 shares of Legacy FaZe’s options to its executives, 1,450,914 shares of Legacy FaZe options, representing 75% of the unvested Legacy FaZe’s options outstanding under its existing incentive plans that remain unvested as of the effective time were vested;

•        42,441 shares of the Company’s restricted stock awards were vested at the Closing, pursuant to existing contractual terms. In addition, 923,886 shares of the Company’s restricted stock awards vested 90 days after the Closing, pursuant to amendments to certain restricted stock awards entered prior to the Closing;

•        1,047,623 shares of Legacy FaZe’s warrants (including 292,790 shares of preferred stock warrants and 754,833 shares of common stock warrants) were exercised into Legacy FaZe’s common stock and preferred stock, respectively;

•        3,237,800 shares of Legacy FaZe’s preferred stock were converted into Legacy FaZe common stock on a one-to-one basis;

•        $72.9 million of Legacy FaZe’s convertible debt (including 2021 Cox Convertible Promissory Notes, 2021 Convertible Promissory Notes, 2020 Secured Convertible Note Purchase Agreements and Secured Convertible Promissory Notes, and 2020 Convertible Promissory Notes) were converted into Legacy FaZe common stock, with $6.9 million accrued interest converted into the common stock, and $2.6 million accrued interest settled in cash;

•        All 22,902,063 shares of issued and outstanding Legacy FaZe’s common stock (including shares of its common stock issued pursuant to the exercise of common stock and preferred stock purchase warrants and the conversion of its convertible debts and the preferred stocks) were surrendered and exchanged into 50,995,637 shares of the Company’s common stock calculated using the Equity Value Exchange Ratio;

•        The Company entered into earn-out agreements to remove restrictions of legally outstanding shares if certain share price milestones are achieved. Refer to Note 9, Equity; and

•        The Company assumed public and private placement warrants from B. Riley 150. Refer to Note 9, Equity, for the public warrants (the “Public Warrants”) and Note 7, Private Placement Warrants and Recurring Fair Value Measurements, for the Private Placement Warrants.

As of the Closing Date and following the completion of the Business Combination, the Company had the following outstanding securities:

•        70,132,639 shares of common stock, with a par value of $0.0001 per share.

•        5,923,333 warrants, consisting of 5,750,000 Public Warrants and 173,333 Private Placement Warrants.

As a result of the Business Combination, Legacy FaZe received net cash consideration of $57.8 million. Legacy FaZe and B. Riley 150 incurred costs that were considered direct and incremental costs associated with the transaction. These costs amounted to $25.9 million and were treated as a reduction of additional paid-in capital.

Cash flows provided to or paid by Legacy FaZe or the Company in connection with the Business Combination are included in the Company’s Consolidated Statements of Cash Flows as financing activities.